UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21953

                          Oppenheimer Baring China Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: May 31

                      Date of reporting period: 02/28/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS--89.5%
CONSUMER DISCRETIONARY--7.4%
AUTOMOBILES--2.1%
Denway Motors Ltd.                                       1,000,000   $   298,346
Dongfeng Motor Group Co. Ltd.                            1,218,000       445,591
                                                                     -----------
                                                                         743,937
                                                                     -----------
DISTRIBUTORS--1.0%
China Resources Enterprise Ltd.                            244,000       340,421
                                                                     -----------
DIVERSIFIED CONSUMER SERVICES--1.7%
New Oriental Education & Technology Group, Inc.,
   Sponsored ADR(1)                                         13,900       622,303
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE--1.2%
Ctrip.com International Ltd., ADR                           22,100       442,000
                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Li Ning Co. Ltd.                                           340,500       417,937
                                                                     -----------
SPECIALTY RETAIL--0.2%
Belle International Holdings Ltd.                          154,000        64,840
                                                                     -----------
CONSUMER STAPLES--1.3%
FOOD PRODUCTS--1.3%
China Mengniu Dairy Co. Ltd.                               359,000       450,972
                                                                     -----------
ENERGY--16.9%
ENERGY EQUIPMENT & SERVICES--1.3%
China Oilfield Services Ltd.                               676,000       469,018
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS--15.6%
China Coal Energy Co.                                      428,000       256,167
China Petroleum & Chemical Corp.                         3,108,000     1,600,389
China Shenhua Energy Co. Ltd.                              411,500       793,272
                                                                     -----------
CNOOC Ltd.                                               1,672,000     1,443,964
CNPC Hong Kong Ltd.                                        610,000       203,712
PetroChina Co. Ltd.                                      1,764,000     1,251,249
                                                                     -----------
                                                                       5,548,753
                                                                     -----------
FINANCIALS--34.2%
COMMERCIAL BANKS--14.4%
Bank of China Ltd.                                       2,763,000       759,554
China Construction Bank                                  4,390,000     2,193,949
Industrial & Commercial Bank of China (Asia) Ltd.          588,000       545,551
Industrial & Commercial Bank of China Ltd.               4,109,000     1,652,902
                                                                     -----------
                                                                       5,151,956
                                                                     -----------
INSURANCE--13.3%
China Insurance International Holdings Co. Ltd.            326,000       388,749
China Life Insurance Co. Ltd.                            1,125,000     3,129,229
Ping An Insurance Co. of China Ltd.                        262,000     1,233,749
                                                                     -----------
                                                                       4,751,727
                                                                     -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--6.5%
China Overseas Land & Investment Ltd.                      751,680       977,152
China Resources Land Ltd.                                  486,000       516,755
Franshion Properties China Ltd.                          1,382,000       270,782
Sino-Ocean Land Holdings Ltd.                              526,000       249,714


                        1 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                           SHARES       VALUE
                                                         ---------   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT CONTINUED
Sun Hung Kai Properties Ltd.                                38,000   $   293,526
                                                                     -----------
                                                                       2,307,929
                                                                     -----------
INDUSTRIALS--8.3%
CONSTRUCTION & ENGINEERING--3.6%
China Communications Construction Co. Ltd.                 827,000       783,693
China Railway Construction Corp.(1)                        424,500       511,081
                                                                     -----------
                                                                       1,294,774
                                                                     -----------
ELECTRICAL EQUIPMENT--1.8%
Dongfang Electrical Co. Ltd.                               166,200       300,799
Shanghai Electric Group Co. Ltd.                         1,438,000       356,940
                                                                     -----------
                                                                         657,739
                                                                     -----------
MACHINERY--1.3%
China National Materials Co.(1)                          1,159,000       466,707
                                                                     -----------
MARINE--0.4%
China COSCO Holdings Co. Ltd.                              254,500       134,829
                                                                     -----------
ROAD & RAIL--1.2%
Guangshen Railway Co. Ltd.                               1,418,000       417,146
                                                                     -----------
INFORMATION TECHNOLOGY--1.0%
INTERNET SOFTWARE & SERVICES--1.0%
Tencent Holdings Ltd.                                       60,000       341,877
                                                                     -----------
MATERIALS--5.6%
CHEMICALS--2.0%
Sinofert Holdings Ltd.                                   1,172,000       529,043
Sinopec Shanghai Petrochemical Co. Ltd.                    776,000       173,209
                                                                     -----------
                                                                         702,252
                                                                     -----------
CONSTRUCTION MATERIALS--0.8%
Anhui Conch Cement Co. Ltd.(1)                              72,000       298,531
METALS & MINING--2.8%
Angang New Steel Co. Ltd.                                  400,000       330,172
Real Gold Mining Ltd.(1)                                   306,500       207,488
Zijin Mining Group Co. Ltd.                                858,000       449,039
                                                                     -----------
                                                                         986,699
                                                                     -----------
TELECOMMUNICATION SERVICES--11.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
China Telecom Corp. Ltd.                                 2,140,000       712,855
WIRELESS TELECOMMUNICATION SERVICES--9.4%
China Mobile Ltd.                                          392,000     3,373,991
                                                                     -----------
UTILITIES--3.4%
ELECTRIC UTILITIES--1.1%
CLP Holdings Ltd.                                           55,000       406,823
ENERGY TRADERS--2.3%
China Resources Power Holdings Co. Ltd.                    230,000       428,096
Huaneng Power International, Inc.                          582,000       376,560
                                                                     -----------
                                                                         804,656
                                                                     -----------
Total Common Stocks (Cost $41,447,731)                                31,910,672
                                                                     -----------


                        2 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                           UNITS        VALUE
                                                         ---------   -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Franshion Properties China Ltd. Rts., Strike
   Price $1.67, Exp 3/17/09(1) (Cost $0)                   317,860   $     2,850
                                                                     -----------
STRUCTURED SECURITIES--1.5%
JPMorgan International Derivatives Ltd., Daqin Railway
   Low Exercise Price Option/Warrant, Exp. 8/3/09(2)
   (Cost $1,054,023)                                       442,066       530,166
TOTAL INVESTMENTS, AT VALUE (COST $42,501,754)                91.0%   32,443,688
OTHER ASSETS NET OF LIABILITIES                                9.0     3,227,839
                                                         ---------   -----------
NET ASSETS                                                   100.0%  $35,671,527
                                                         =========   ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.   Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $530,166 or 1.49% of the Fund's net assets as of February 28, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of February 28, 2009:

                                               INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                         IN SECURITIES     INSTRUMENTS*
---------------------                         -------------   ---------------
Level 1--Quoted Prices                         $ 1,274,641          $ --
Level 2--Other Significant Observable Inputs    31,169,047            --
Level 3--Significant Unobservable Inputs                --            --
                                               -----------          ----
   Total                                       $32,443,688          $ --
                                               ===========          ====

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                        3 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.


                        4 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 48,426,990
Federal tax cost of other investments        328,412
                                        ------------
Total federal tax cost                  $ 48,755,402
                                        ============
Gross unrealized appreciation           $    712,122
Gross unrealized depreciation            (16,698,230)
                                        ------------
Net unrealized depreciation             $(15,986,108)
                                        ============


                        5 | OPPENHEIMER BARING CHINA FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring China Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 04/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 04/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 04/13/2009